SUBSEQUENT EVENTS (Details) (USD $)	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 18, 2014 item	Apr. 28, 2014	Jul. 21, 2014	Nov. 03, 2014 item	Oct. 21, 2014
SUBSEQUENT EVENTS
Payment to acquire brand contract	$ 8,975,000
Brand Contract | Alshon Jeffery
SUBSEQUENT EVENTS
Number of consecutive payments of brand amounts		6
Fantex Series Vernon Davis
SUBSEQUENT EVENTS
Number of shares issued			421,100
Gross proceeds from initial public offering			4,211,000
Fantex Series Vernon Davis | Parent
SUBSEQUENT EVENTS
Number of shares purchased			102,454
Share price (in dollars per share)			$ 10
Purchase price of shares acquired			1,020,000
Fantex Series EJ Manuel
SUBSEQUENT EVENTS
Number of shares issued				523,700
Gross proceeds from initial public offering				5,237,000
Fantex Series EJ Manuel | Parent
SUBSEQUENT EVENTS
Number of shares purchased				250,000
Share price (in dollars per share)				$ 10
Purchase price of shares acquired				2,500,000
Fantex Series EJ Manuel | Parent | Director
SUBSEQUENT EVENTS
Number of shares purchased				27,934
Purchase price of shares acquired				279,340
Subsequent Event | Brand Contract | Mohamed Sanu
SUBSEQUENT EVENTS
Payment to acquire brand contract					1,560,000
Escrow amount per contract					78,000
Number of consecutive payments of brand amounts					6
Subsequent Event | Fantex Series Vernon Davis
SUBSEQUENT EVENTS
Dividends Payable, Current						126,330
Subsequent Event | Fantex Series Mohamed Sanu Convertible Tracking Stock
SUBSEQUENT EVENTS
Number of shares issued					164,300
Gross proceeds from initial public offering					1,640,000
Subsequent Event | Fantex Series Mohamed Sanu Convertible Tracking Stock | Parent
SUBSEQUENT EVENTS
Number of shares purchased					78,000
Share price (in dollars per share)					$ 10
Purchase price of shares acquired					780,000
Subsequent Event | Fantex Series Mohamed Sanu Convertible Tracking Stock | Directors of Fantex Holdings, Inc.
SUBSEQUENT EVENTS
Number of shares purchased					10,365
Share price (in dollars per share)					$ 10
Purchase price of shares acquired					$ 103,650